COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Lease Commitments
2016	$659
2017	414
2018	323
2019	235
2020	241
2021 and there after	1,255

$3,127